OPERATING LEASES (Additional Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) vessel carrier	Dec. 31, 2021 USD ($) vessel
Leases [Abstract]
Number of container vessels being upgraded | vessel	7	7
Number of car carriers which are on time charter contracts | carrier	1
Income from cost savings agreement | $	$ 24.8	$ 10.6